Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 09, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 02, 2019	Mar. 31, 2019	Aug. 13, 2018	Apr. 19, 2018	Mar. 31, 2018	Nov. 29, 2017	Mar. 31, 2017	Oct. 30, 2016	Mar. 31, 2016	Jul. 30, 2015	Mar. 31, 2015
C000025422
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 13,408	$ 12,642	$ 11,589	$ 12,136		$ 12,355	$ 10,039		$ 10,974			$ 10,431		$ 10,290		$ 8,944		$ 9,550
C000025424
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 12,904	12,236	11,300	11,943		12,249	10,030		11,027			10,562		10,494		9,204		9,900
C000202040
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,959	12,159	11,112	11,620		11,793	9,561		10,400		$ 10,000
C000058957
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,697	12,923	11,875	12,489		12,727	10,384		11,361			10,827		10,706		9,342		10,000
C000161292
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,603	13,701	12,523	13,094		13,288	10,775		11,717			11,105		10,915		9,471	$ 10,000
C000025420
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,445,112	1,358,444	1,241,722	1,298,600		1,318,108	1,068,679		1,162,492			1,101,888		1,083,256		940,000		1,000,000
C000058958
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,402	13,545	12,385	12,935		13,135	10,649		11,609			11,008		10,829		9,390		10,000
C000025421
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 13,785	13,023	11,940	12,554		12,809	10,431		11,410			10,869		10,741		9,364		10,000
C000037818
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,174	10,629	10,375	11,047		11,618	10,903		10,318			9,937		9,915		9,802		9,625
C000037819
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 10,656	10,213	10,043	10,775		11,408	10,796		10,292			9,995		10,047		9,997		9,900
C000202041
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,573	10,973	10,674	11,328		11,874	11,105		10,472		10,000
C000058984
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,321	10,796	10,565	11,279		11,892	11,187		10,613			10,246		10,249		10,158		10,000
C000161293
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,031	11,407	11,096	11,775		12,343	11,543		10,886			10,457		10,397		10,242	10,000
C000037820
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,199,103	1,138,209	1,107,315	1,173,998		1,230,735	1,152,158		1,086,634			1,042,935		1,037,127		1,021,800		1,000,000
C000058985
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,908	11,300	11,003	11,678		12,255	11,471		10,838			10,411		10,362		10,219		10,000
C000041010
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 11,411	10,886	10,640	11,349		11,956	11,238		10,652			10,275		10,269		10,168		10,000
C000025406
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,042	10,540	10,373	10,975		11,494	11,070		10,337			9,902		9,847		9,755		9,625
C000025408
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 10,546	10,143	10,056	10,715		11,303	10,968		10,321			9,970		9,988		9,968		9,900
C000202037
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,497	10,938	10,727	11,306		11,808	11,334		10,550		10,000
C000058955
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,192	10,710	10,566	11,196		11,754	11,349		10,634			10,211		10,180		10,110		10,000
C000161289
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,970	11,387	11,167	11,769		12,280	11,788		10,971			10,473		10,377		10,234	10,000
C000025404
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,186,779	1,129,082	1,107,486	1,167,496		1,218,426	1,169,651		1,088,757			1,039,386		1,031,035		1,017,000		1,000,000
C000058956
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,762	11,200	10,994	11,591		12,121	11,644		10,847			10,364		10,281		10,160		10,000
C000025405
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 11,282	10,787	10,633	11,265		11,826	11,409		10,674			10,241		10,199		10,119		10,000
C000025382
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,006	11,273	9,984	11,103		12,021	10,039		11,344			11,258		10,851		9,974		9,550
C000037783
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,541	10,917	9,739	10,914		11,907	10,026		11,406			11,413		11,073		10,254		9,900
C000202032
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,936	10,239	9,043	10,026		10,831	9,017		10,146		10,000
C000161284
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,940	12,116	10,689	11,862		12,802	10,658		12,002			11,877		11,398		10,441	10,000
C000025381
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,296,205	1,213,789	1,070,927	1,188,599		1,282,891	1,069,165		1,203,066			1,190,683		1,142,910		1,047,100		1,000,000
C000090759
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,882	12,065	10,660	11,824		12,778	10,647		11,988			11,875		11,409		10,462		10,000
C000025378
Account Value [Line Items]
Line Graph and Table Measure Name	Administration Shares
Account Value	$ 12,128	11,531	10,916	10,795		10,959	10,458		10,502			10,263		10,166		10,038		10,000
C000025379
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,120	11,521	10,903	10,781		10,942	10,439		10,482			10,236		10,148		10,029		10,000
C000202031
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,008	11,387	10,762	10,616		10,750	10,220		10,236		10,000
C000161283
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,441	11,810	11,150	10,999		11,138	10,588		10,605			10,337		10,214		10,058	10,000
C000025377
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,243,622	1,179,459	1,114,801	1,099,735		1,113,768	1,058,916		1,060,719			1,032,833		1,021,696		1,006,300		1,000,000
C000090758
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,317	11,703	11,059	10,918		11,067	10,530		10,558			10,301		10,188		10,043		10,000
C000231823
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 11,004	10,499	9,963	9,877	$ 10,000
C000025416
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,380	10,904	10,468	10,987		11,508	10,944		10,434			10,034		9,897		9,786		9,625
C000025418
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 10,865	10,487	10,151	10,723		11,320	10,843		10,419			10,092		10,024		9,982		9,900
C000202039
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,662	11,137	10,657	11,139		11,631	11,026		10,477		10,000
C000161291
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,332	11,776	11,279	11,790		12,311	11,670		11,089			10,627		10,446		10,292	10,000
C000025414
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,221,121	1,166,193	1,116,081	1,167,815		1,219,523	1,156,165		1,098,703			1,053,003		1,035,197		1,020,100		1,000,000
C000090762
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,126	11,590	11,098	11,611		12,134	11,509		10,953			10,506		10,338		10,196		10,000
C000025415
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 11,581	11,114	10,698	11,245		11,805	11,245		10,737			10,349		10,215		10,124		10,000
C000025396
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 10,142	9,723	9,668	10,218		10,735	10,924		10,035			9,700		9,699		9,786		9,625
C000025398
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 9,678	9,348	9,366	9,974		10,556	10,830		10,017			9,755		9,827		9,990		9,900
C000202035
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,768	10,298	10,208	10,756		11,258	11,420		10,455		10,000
C000058953
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,273	9,881	9,851	10,437		10,987	11,216		10,322			10,008		10,026		10,142		10,000
C000161287
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,935	10,458	10,367	10,923		11,433	11,606		10,618			10,234		10,190		10,252	10,000
C000025394
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,087,698	1,039,566	1,030,600	1,085,985		1,136,800	1,154,112		1,056,009			1,017,938		1,014,387		1,020,100		1,000,000
C000058954
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 10,811	10,338	10,254	10,810		11,321	11,500		10,531			10,153		10,127		10,192		10,000
C000025395
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,347	9,946	9,909	10,487		11,041	11,258		10,359			10,028		10,044		10,151		10,000
C000090159
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 14,117	13,460	12,098	12,005		11,790	9,588		10,831			10,663		10,353		9,687		9,775
C000090160
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 13,267	12,745	11,540	11,538		11,428	9,353		10,645			10,559		10,329		9,738		9,900
C000202045
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 13,493	12,825	11,489	11,361		11,118	9,003		10,132		10,000
C000090163
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,096	13,473	12,139	12,076		11,889	9,690		10,970			10,828		10,539		9,886		10,000
C000195494
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,702	13,024	11,666	11,537		11,291	9,154		10,301			10,117	$ 10,000
C000090161
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,491,131	1,417,560	1,269,873	1,256,057		1,230,704	997,814		1,121,896			1,101,951		1,065,201		994,400		1,000,000
C000090162
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,829	14,103	12,630	12,500		12,258	9,937		11,192			10,991		10,634		9,936		10,000
C000215837
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,347	10,689	9,689	10,077		10,374	8,649	$ 9,625
C000215839
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,205	10,633	9,722	10,188		10,567	8,875	9,900
C000215834
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,007	11,259	10,182	10,554		10,828	8,997	10,000
C000215835
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,006	11,259	10,182	10,554		10,828	8,997	10,000
C000215838
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,198,824	1,125,445	1,017,950	1,055,198		1,082,699	899,700	1,000,000
C000215840
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,961	11,226	10,151	10,531		10,814	8,994	10,000
C000051524
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,698	11,070	11,089	11,842		11,425	10,706		10,107			9,889		9,858		9,730		9,625
C000051525
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,171	10,660	10,752	11,576		11,249	10,611		10,093			9,955		9,997		9,939		9,900
C000202042
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,162	11,469	11,438	12,182		11,708	10,935		10,277		10,000
C000059010
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,857	11,242	11,288	12,090		11,687	10,981		10,387			10,196		10,187		10,079		10,000
C000161294
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,701	11,975	11,955	12,721		12,236	11,417		10,740			10,481		10,403		10,237	10,000
C000051526
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,257,569	1,185,938	1,184,043	1,260,291		1,211,352	1,131,471		1,064,513			1,038,043		1,031,441		1,014,200		1,000,000
C000059011
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,463	11,771	11,750	12,523		12,053	11,261		10,608			10,352		10,295		10,129		10,000
C000025412
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,871	11,313	10,822	11,477		12,008	10,796		10,585			10,067		9,837		9,574		9,625
C000202038
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,160	11,549	11,010	11,637		12,134	10,872		10,612		10,000
C000161290
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,096	12,438	11,857	12,531		13,052	11,708		11,428			10,843		10,558		10,228	10,000
C000025410
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,273,935	1,210,045	1,153,632	1,220,775		1,271,641	1,140,792		1,113,620			1,055,664		1,028,010		997,100		1,000,000
C000090761
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,632	12,008	11,458	12,135		12,650	11,358		11,097			10,540		10,273		9,973		10,000
C000025411
Account Value [Line Items]
Line Graph and Table Measure Name	Separate Account Institutional
Account Value	$ 12,748	12,123	11,557	12,214		12,734	11,411		11,138			10,568		10,291		9,982		10,000
C000056392
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 10,781	10,044	9,358	9,528		10,192	8,813		9,799			11,146		9,783		9,211		9,550
C000056393
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 10,317	9,683	9,090	9,327		10,071	8,756		9,813			11,248		9,945		9,464		9,900
C000202043
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,006	9,316	8,650	8,764		9,365	8,055		8,934		10,000
C000195493
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,675	9,915	9,186	9,328		9,968	8,573		9,509			10,788	10,000
C000056394
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,157,198	1,077,566	1,000,619	1,013,901		1,083,574	932,027		1,033,862			1,172,977		1,026,317		966,400		1,000,000
C000090763
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,549	10,733	9,975	10,133		10,814	9,324		10,327			11,724		10,262		9,654		10,000
C000133721
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,316	11,627	10,755	11,216		11,319	9,751		10,256			10,194		10,107		9,794		9,775
C000133722
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,563	10,997	10,247	10,781		10,950	9,515		10,071			10,096		10,084		9,845		9,900
C000202048
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,249	11,524	10,622	11,042		11,106	9,545		9,993		10,000
C000195497
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,269	11,557	10,653	11,087		11,138	9,574		10,022			9,938	10,000
C000133723
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,303,135	1,226,134	1,130,390	1,175,042		1,181,897	1,014,765		1,063,695			1,054,834		1,041,092		1,005,400		1,000,000
C000133724
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,902	12,165	11,210	11,677		11,755	10,102		10,586			10,507		10,391		10,044		10,000
C000110983
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,942	11,286	10,794	10,862		11,226	10,527		10,380			10,076		10,095		9,911		9,850
C000110984
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,565	10,974	10,547	10,656		11,058	10,410		10,316			10,054		10,102		9,957		9,935
C000202046
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,135	11,432	10,910	10,943		11,261	10,524		10,351		10,000
C000110987
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,841	11,219	10,756	10,850		11,230	10,557		10,446			10,166		10,210		10,047		10,000
C000161296
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,492	11,768	11,219	11,254		11,593	10,834		10,656			10,310		10,296		10,065	10,000
C000110985
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,253,084	1,180,595	1,126,845	1,130,349		1,164,348	1,088,277		1,069,455			1,034,689		1,033,036		1,010,700		1,000,000
C000110986
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,431	11,720	11,193	11,234		11,568	10,822		10,654			10,317		10,311		10,087		10,000
C000025390
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 10,784	10,293	10,065	10,189		10,657	10,534		10,112			9,917		9,939		9,893		9,850
C000025392
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 10,444	10,007	9,825	9,989		10,489	10,409		10,031			9,886		9,939		9,933		9,935
C000202034
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 11,145	10,600	10,330	10,423		10,867	10,704		10,239		10,000
C000161286
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,290	10,738	10,465	10,559		10,997	10,832		10,373			10,136		10,124		10,042	10,000
C000025388
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,130,704	1,075,530	1,049,400	1,057,863		1,102,974	1,086,567		1,040,574			1,016,980		1,015,862		1,007,800		1,000,000
C000058952
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,227	10,689	10,426	10,529		10,984	10,819		10,371			10,145		10,131		10,059		10,000
C000025389
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,757	10,283	10,073	10,216		10,704	10,598		10,189			10,019		10,048		10,018		10,000
C000174582
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,149	11,549	10,928	10,654		10,712	10,459		10,390			10,145		10,041	$ 10,000
C000202005
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,156	11,529	10,881	10,574		10,617	10,331		10,248		10,000
C000195498
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,236	11,616	10,953	10,653		10,697	10,420		10,326			10,043	10,000
C000136680
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,258,611	1,193,788	1,126,959	1,095,199		1,098,714	1,070,246		1,061,752			1,032,632		1,018,374		1,006,100		1,000,000
C000204425
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,983	11,386	10,746	10,461		10,503	10,240		10,168	$ 10,000
C000090150
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 12,394	11,586	10,696	10,524		10,643	9,245		9,799			9,754		9,839		9,384		9,625
C000090151
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 11,834	11,153	10,372	10,289		10,480	9,174		9,789			9,830		9,989		9,582		9,900
C000202044
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,894	12,012	11,051	10,848		10,925	9,457		9,988		10,000
C000090154
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 12,556	11,777	10,897	10,759		10,906	9,485		10,080			10,070		10,184		9,726		10,000
C000161295
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,191	12,290	11,308	11,100		11,180	9,678		10,222			10,151		10,200		9,695	10,000
C000090152
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,331,307	1,240,618	1,141,638	1,119,582		1,128,952	976,433		1,031,407			1,024,136		1,029,179		978,400		1,000,000
C000090153
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,190	12,314	11,327	11,129		11,230	9,721		10,278			10,216		10,274		9,775		10,000
C000025402
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 10,398	9,899	9,786	10,381		10,983	10,711		10,160			9,807		9,817		9,807		9,625
C000202036
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 10,916	10,357	10,193	10,786		11,381	11,061		10,457		10,000
C000161288
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,176	10,603	10,447	11,042		11,651	11,324		10,705			10,287		10,271		10,224	10,000
C000025400
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 1,117,758	1,059,386	1,043,833	1,103,418		1,164,434	1,131,837		1,070,093			1,028,441		1,025,978		1,022,400		1,000,000
C000090760
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,069	10,511	10,354	10,966		11,582	11,268		10,662			10,256		10,241		10,215		10,000
C000025401
Account Value [Line Items]
Line Graph and Table Measure Name	Separate Account Institutional
Account Value	$ 11,171	10,598	10,441	11,039		11,650	11,312		10,703			10,284		10,260		10,224		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,483	10,979	10,542	10,965		11,413	11,244		10,549		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,270	11,732	11,265	11,718		12,196	12,015		11,273			10,743		10,485		10,372	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,211,879	1,158,695	1,112,632	1,157,304		1,204,521	1,186,720		1,113,350			1,061,041		1,035,566		1,024,400		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,566	9,121	8,969	9,419	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,483	10,979	10,542	10,965		11,413	11,244		10,549		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,270	11,732	11,265	11,718		12,196	12,015		11,273			10,743		10,485		10,372	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,211,879	1,158,695	1,112,632	1,157,304		1,204,521	1,186,720		1,113,350			1,061,041		1,035,566		1,024,400		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875		11,346	11,266		10,342			9,899	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,075	9,606	9,445	9,919		10,349	10,276	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,075	9,606	9,445	9,919		10,349	10,276	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,075	9,606	9,445	9,919		10,349	10,276	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,075	9,606	9,445	9,919		10,349	10,276	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,007,467	960,590	944,533	991,948		1,034,896	1,027,600	1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,075	9,606	9,445	9,919		10,349	10,276	$ 10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,483	10,979	10,542	10,965		11,413	11,244		10,549		10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 11,434	10,932	10,498	10,919		11,365	11,197		10,505			10,011	10,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 1,211,879	1,158,695	1,112,632	1,157,304		1,204,521	1,186,720		1,113,350			1,061,041		1,035,566		1,024,400		1,000,000
Goldman Sachs Index: Bloomberg Global Aggregate Bond Index Gross, Hedged, USD
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)
Account Value	$ 12,119	11,587	11,126	11,573		12,045	11,867		11,134			10,610		10,356		10,244		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875		11,346	11,266		10,342			9,899	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,130	10,613	10,435	10,959		11,433	11,353		10,422			9,975		9,857	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,045	10,531	10,355	10,875		11,346	11,266		10,342			9,899	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,137	10,618	10,441	10,965		11,440	11,359		10,428	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,254	10,730	10,551	11,081		11,561	11,479		10,538		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,681	11,137	10,951	11,501		11,999	11,914		10,937			10,468		10,344		10,299	10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,156,390	1,102,584	1,084,153	1,138,577		1,187,874	1,179,499		1,082,805			1,036,375		1,024,086		1,019,600		1,000,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386		11,879	11,795		10,828			10,364		10,241		10,196		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,301	15,137	13,619	14,091		14,184	11,471		12,327			11,637		11,213		9,634		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,301	15,137	13,619	14,091		14,184	11,471		12,327			11,637		11,213		9,634		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 13,918	12,925	11,628	12,031		12,111	9,795		10,525		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,301	15,137	13,619	14,091		14,184	11,471		12,327			11,637		11,213		9,634		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,394	15,224	13,697	14,171		14,267	11,538		12,399			11,705		11,278		9,690	10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 1,630,133	1,513,727	1,361,878	1,409,082		1,418,444	1,147,144		1,232,693			1,163,686		1,121,301		963,400		1,000,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,301	15,137	13,619	14,091		14,184	11,471		12,327			11,637		11,213		9,634		10,000
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value	$ 16,301	15,137	13,619	14,091		14,184	11,471		12,327			11,637		11,213		9,634		10,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 13,642	12,779	11,484	12,338		13,330	11,491		12,335			11,836		11,348		10,419		10,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 13,642	12,779	11,484	12,338		13,330	11,491		12,335			11,836		11,348		10,419		10,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 11,597	10,864	9,763	10,489		11,332	9,769		10,486		10,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 13,621	12,760	11,466	12,319		13,309	11,473		12,316			11,818		11,331		10,403	10,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 1,364,205	1,277,944	1,148,404	1,233,781		1,332,953	1,149,097		1,233,467			1,183,635		1,134,837		1,041,900		1,000,000
Goldman Sachs Index: J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged)
Account Value	$ 13,642	12,779	11,484	12,338		13,330	11,491		12,335			11,836		11,348		10,419		10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 11,867	11,304	10,838	10,728		10,830	10,812		10,411			10,163		10,096		10,040		10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 11,867	11,304	10,838	10,728		10,830	10,812		10,411			10,163		10,096		10,040		10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 11,674	11,120	10,662	10,554		10,654	10,636		10,242		10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 11,851	11,289	10,824	10,714		10,816	10,798		10,397			10,150		10,083		10,027	10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 1,186,660	1,130,367	1,083,766	1,072,823		1,083,003	1,081,165		1,041,083			1,016,286		1,009,622		1,004,000		1,000,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 11,867	11,304	10,838	10,728		10,830	10,812		10,411			10,163		10,096		10,040		10,000
Goldman Sachs Index: ICE BofAML One-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML One-Year U.S. Treasury Note Index
Account Value	$ 10,968	10,448	10,017	9,916	$ 10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,087	10,575	10,511	11,017		11,500	11,803		10,665			10,225		10,166		10,239		10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,087	10,575	10,511	11,017		11,500	11,803		10,665			10,225		10,166		10,239		10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 10,933	10,428	10,365	10,864		11,340	11,639		10,517		10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,087	10,575	10,511	11,017		11,500	11,803		10,665			10,225		10,166		10,239		10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,139	10,625	10,560	11,068		11,553	11,858		10,715			10,273		10,214		10,287	10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 1,108,688	1,057,504	1,051,093	1,101,659		1,149,957	1,180,290		1,066,495			1,022,527		1,016,630		1,023,900		1,000,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,087	10,575	10,511	11,017		11,500	11,803		10,665			10,225		10,166		10,239		10,000
Goldman Sachs Index: Bloomberg U.S. Government/Mortgage Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Account Value	$ 11,087	10,575	10,511	11,017		11,500	11,803		10,665			10,225		10,166		10,239		10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 16,255	15,189	13,516	13,235		12,823	10,618		11,734			11,356		10,852		9,889		10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 16,255	15,189	13,516	13,235		12,823	10,618		11,734			11,356		10,852		9,889		10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 14,252	13,317	11,850	11,604		11,243	9,310		10,288		10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 16,255	15,189	13,516	13,235		12,823	10,618		11,734			11,356		10,852		9,889		10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 14,596	13,639	12,136	11,884		11,515	9,535		10,537			10,197	10,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 1,625,503	1,518,878	1,351,555	1,323,497		1,282,334	1,061,798		1,173,388			1,135,573		1,085,219		988,900		1,000,000
Goldman Sachs Index: Credit Suisse Leveraged Loan Index (TR, Unhedged, USD,)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged)
Account Value	$ 16,255	15,189	13,516	13,235		12,823	10,618		11,734			11,356		10,852		9,889		10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,818	12,073	12,019	12,795		12,268	11,408		10,677			10,396		10,301		10,151		10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,818	12,073	12,019	12,795		12,268	11,408		10,677			10,396		10,301		10,151		10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,377	11,657	11,605	12,354		11,846	11,015		10,309		10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,818	12,073	12,019	12,795		12,268	11,408		10,677			10,396		10,301		10,151		10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,929	12,178	12,123	12,905		12,375	11,507		10,769			10,486		10,391		10,239	10,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 1,281,818	1,207,326	1,201,918	1,279,453		1,226,822	1,140,805		1,067,670			1,039,601		1,030,123		1,015,100		1,000,000
Goldman Sachs Index: Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,818	12,073	12,019	12,795		12,268	11,408		10,677			10,396		10,301		10,151		10,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,567	11,983	11,506	12,151		12,679	11,753		11,182			10,661		10,392		10,093		10,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 11,895	11,342	10,890	11,501		12,000	11,124		10,584		10,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,860	12,262	11,774	12,434		12,974	12,026		11,443			10,909		10,634		10,328	10,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 1,256,704	1,198,345	1,150,595	1,215,118		1,267,861	1,175,251		1,118,222			1,066,090		1,039,175		1,009,300		1,000,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,567	11,983	11,506	12,151		12,679	11,753		11,182			10,661		10,392		10,093		10,000
Goldman Sachs Index: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,567	11,983	11,506	12,151		12,679	11,753		11,182			10,661		10,392		10,093		10,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 14,862	13,794	12,635	12,845		13,849	11,705		12,116			11,583		11,174		10,281		10,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 14,862	13,794	12,635	12,845		13,849	11,705		12,116			11,583		11,174		10,281		10,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 12,856	11,932	10,930	11,111		11,980	10,126		10,481		10,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 12,726	11,812	10,820	10,999		11,859	10,024		10,375			9,919	10,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 1,486,169	1,379,403	1,263,537	1,284,474		1,384,878	1,170,550		1,211,624			1,158,340		1,117,442		1,028,100		1,000,000
Goldman Sachs Index: J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI SM) Broad Diversified Index (Gross, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged)
Account Value	$ 14,862	13,794	12,635	12,845		13,849	11,705		12,116			11,583		11,174		10,281		10,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 15,747	14,755	13,415	13,422		13,360	11,140		11,901			11,223		10,846		9,755		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,036	11,465	10,895	10,628		10,621	10,609		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 15,747	14,755	13,415	13,422		13,360	11,140		11,901			11,223		10,846		9,755		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,036	11,465	10,895	10,628		10,621	10,609		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 13,928	13,050	11,865	11,871		11,817	9,853		10,526		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 11,836	11,275	10,713	10,451		10,445	10,433		10,203		10,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 14,081	13,194	11,996	12,002		11,946	9,962		10,642			10,035	10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 11,902	11,338	10,774	10,510		10,503	10,491		10,260			10,047	10,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 1,574,713	1,475,491	1,341,526	1,342,198		1,335,997	1,114,038		1,190,110			1,122,279		1,084,560		975,503		1,000,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 1,203,576	1,146,549	1,089,467	1,062,816		1,062,144	1,060,902		1,037,523			1,015,953		1,004,804		1,001,230		1,000,000
Goldman Sachs Index: Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index
Account Value	$ 15,747	14,755	13,415	13,422		13,360	11,140		11,901			11,223		10,846		9,755		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,036	11,465	10,895	10,628		10,621	10,609		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 12,113	11,451	11,012	10,979		11,295	10,982		10,601			10,264		10,224		10,116		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,644	11,912	11,344	11,303		11,596	11,003		10,806			10,409		10,330		10,139		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,600	11,004	10,685	10,661		10,994	10,955		10,397			10,120		10,118		10,093		10,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 12,113	11,451	11,012	10,979		11,295	10,982		10,601			10,264		10,224		10,116		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,644	11,912	11,344	11,303		11,596	11,003		10,806			10,409		10,330		10,139		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,600	11,004	10,685	10,661		10,994	10,955		10,397			10,120		10,118		10,093		10,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 11,812	11,167	10,738	10,706		11,014	10,709		10,337		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,144	11,441	10,896	10,856		11,137	10,568		10,379		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,487	10,896	10,581	10,557		10,887	10,849		10,296		10,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 12,113	11,451	11,012	10,979		11,295	10,982		10,601			10,264		10,224		10,116		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,644	11,912	11,344	11,303		11,596	11,003		10,806			10,409		10,330		10,139		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,600	11,004	10,685	10,661		10,994	10,955		10,397			10,120		10,118		10,093		10,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 12,093	11,432	10,994	10,961		11,276	10,964		10,583			10,247		10,207		10,099	10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,639	11,908	11,340	11,299		11,591	10,999		10,802			10,405		10,326		10,135	10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,577	10,981	10,664	10,639		10,972	10,933		10,376			10,100		10,098		10,072	10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 1,264,418	1,191,218	1,134,418	1,130,327		1,159,595	1,100,323		1,080,605			1,040,860		1,032,982		1,013,857		1,000,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 1,160,014	1,100,373	1,068,527	1,066,080		1,099,446	1,095,548		1,039,706			1,012,019		1,011,812		1,009,254		1,000,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 1,211,335	1,145,145	1,101,207	1,097,913		1,129,541	1,098,241		1,060,078			1,026,412		1,022,424		1,011,600		1,000,000
Goldman Sachs Index: Goldman Sachs Short Duration Bond Fund Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)
Account Value	$ 12,113	11,451	11,012	10,979		11,295	10,982		10,601			10,264		10,224		10,116		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Corporate Bond Index
Account Value	$ 12,644	11,912	11,344	11,303		11,596	11,003		10,806			10,409		10,330		10,139		10,000
Goldman Sachs Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,600	11,004	10,685	10,661		10,994	10,955		10,397			10,120		10,118		10,093		10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,335	10,781	10,543	10,579		10,904	10,883		10,329			10,066		10,084		10,077		10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,335	10,781	10,543	10,579		10,904	10,883		10,329			10,066		10,084		10,077		10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,284	10,733	10,495	10,531		10,855	10,834		10,282		10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,322	10,768	10,530	10,566		10,891	10,870		10,316			10,054		10,072		10,065	10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 1,133,547	1,078,131	1,054,304	1,057,901		1,090,395	1,088,327		1,032,862			1,006,590		1,008,405		1,007,700		1,000,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,335	10,781	10,543	10,579		10,904	10,883		10,329			10,066		10,084		10,077		10,000
Goldman Sachs Index: ICE BofAML Two-Year U.S. Treasury
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Two-Year U.S. Treasury Note Index
Account Value	$ 11,335	10,781	10,543	10,579		10,904	10,883		10,329			10,066		10,084		10,077		10,000
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 12,106	11,503	10,936	10,706		10,730	10,667		10,383			10,137		10,026	10,000
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value	$ 12,057	11,474	10,902	10,631		10,630	10,616		10,350			10,124		10,016	$ 10,000
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 11,931	11,337	10,778	10,552		10,575	10,513		10,233		10,000
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value	$ 11,897	11,322	10,757	10,491		10,489	10,475		10,212		10,000
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 11,991	11,394	10,832	10,605		10,628	10,566		10,284			10,041	10,000
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value	$ 11,961	11,383	10,816	10,548		10,546	10,532		10,268			10,044	$ 10,000
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 1,221,612	1,160,787	1,103,514	1,080,394		1,082,776	1,076,425		1,047,718			1,022,962		1,011,732		1,004,300		1,000,000
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value	$ 1,211,797	1,153,246	1,095,749	1,068,564		1,068,425	1,066,962		1,040,226			1,017,531		1,006,662		1,002,383		1,000,000
Goldman Sachs Index: Bloomberg Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Index
Account Value	$ 11,850	11,260	10,704	10,480		10,503	10,441		10,163	10,000
Goldman Sachs Index: ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML 3-6 Month U.S. Treasury Bill Index
Account Value	$ 11,824	11,252	10,691	10,426		10,425	10,410		10,150	$ 10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,035	11,465	10,894	10,627		10,621	10,608		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,035	11,465	10,894	10,627		10,621	10,608		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 11,835	11,275	10,714	10,451		10,445	10,433		10,203		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,035	11,465	10,894	10,627		10,621	10,608		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,035	11,465	10,894	10,627		10,621	10,608		10,375			10,160		10,048		10,012	10,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 1,203,492	1,146,511	1,089,425	1,062,750		1,062,113	1,060,840		1,037,496			1,015,958		1,004,804		1,001,200		1,000,000
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Three-Month U.S. Treasury Bill Index
Account Value	$ 12,035	11,465	10,894	10,627		10,621	10,608		10,375			10,160		10,048		10,012		10,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,258	10,675	10,506	11,027		11,591	11,556		10,811			10,348		10,267		10,244		10,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 10,947	10,381	10,216	10,723		11,271	11,237		10,513		$ 10,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,272	10,689	10,519	11,041		11,605	11,571		10,825			10,361		10,280		10,257	$ 10,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 1,125,787	1,067,501	1,050,587	1,102,747		1,159,078	1,155,611		1,081,122			1,034,764		1,026,654		1,024,400		1,000,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,258	10,675	10,506	11,027		11,591	11,556		10,811			10,348		10,267		10,244		10,000
Goldman Sachs Index: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,258	$ 10,675	$ 10,506	$ 11,027		$ 11,591	$ 11,556		$ 10,811			$ 10,348		$ 10,267		$ 10,244		$ 10,000